Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables And Accruals

	As of June 30, 2024	As of December 31, 2023
(In thousands)
Payables in respect of research and development expenses	$3,066	$4,471
Accrued salaries and bonuses	1,603	2,166
Accrued other expenses	4,208	1,025
Deposit received for a potential out-licensing drug patent (note i)	—	1,000
Other payables (note ii)	—	500
	$8,877	$9,162